Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
US trungsten inc [member]
IfrsStatementLineItems [Line Items]
Schedule of allocation of the purchase price

The allocation of the purchase consideration to the identifiable assets acquired is set out below:

Fair value at acquisition date
Assets acquired
Exploration and Evaluation assets	$13,506
Total assets	$13,506

Liabilities assumed
Nil	$-
Total liabilities	$-
Net assets acquired	$13,506

Consideration:
Cash	$1,043 (US$750)
Common shares	$12,463 (US$9,000)
Total consideration	$13,506 (US$9,750)

Apex garnet inc [member]
IfrsStatementLineItems [Line Items]
Schedule of allocation of the purchase price

The allocation of the purchase consideration to the identifiable assets acquired is set out below:

Fair value at acquisition date
Assets acquired
Exploration and Evaluation assets	$348
Restoration Provisions asset	$250
Total assets	$598

Liabilities assumed
Rehabilitation provision	$250
Total liabilities	$250
Net assets acquired	$348

Consideration:
Cash	$348
Total consideration	$348 (US$250)